Related Party Transactions and Balances (Details Narrative)				1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 12, 2018 USD ($) integer	Jun. 12, 2018 USD ($) integer $ / shares	Nov. 01, 2017 USD ($) integer $ / shares	Oct. 24, 2019 USD ($) $ / shares shares	Oct. 09, 2019 USD ($)	Sep. 23, 2019 USD ($) integer $ / shares	Apr. 30, 2019 USD ($) integer $ / shares	Nov. 30, 2018 USD ($) integer $ / shares	Apr. 27, 2018 USD ($) $ / shares shares	Feb. 13, 2018 USD ($) integer $ / shares	Feb. 25, 2019 USD ($) integer $ / shares	Nov. 30, 2019 USD ($)	Aug. 31, 2019 USD ($) shares	Aug. 31, 2018 USD ($) shares	May 31, 2020 USD ($) shares
Convertible promissory note												$ 117,808
Common stock, shares issued | shares													20,570	20,570	3,806,613
Accounts payable - related party													$ 5,250	$ 7,711	$ 0
Related party convertible note payable net of derivative discount													24,671	0	$ 0
Unamortized discount													17,258	(4,253)
Loss on extinguishment of debt - related party													0	42,629,753
Convertible Note Payable [Member]
Derivative liability conversion option													13,932
Accounts payable - related party													5,250	7,711
Related party convertible note payable net of derivative discount													(12,160)
Amortization of derivative discount													$ 3,924	$ 9,581
Michael A. Winterhalter [Member]
Accrued interest									$ 2,148
Conversion price | $ / shares									$ 6.00
Unamortized discount									$ 4,925
Debt conversion converted instrument shares issued | shares									14,553
Description for terms of agreement									Per the agreement, the shares should have been converted at the floor price of $0.10 per share. Excess shares received amounted to 13,642. The Nasdaq price per share as of the conversion date was $3.125 and therefore, the related expense amounted to $42,629,753 which is included in the financial statements as a loss on extinguishment of debt
Loss on extinguishment of debt - related party									$ 42,629,753
Michael A. Winterhalter [Member] | Subsequent Event [Member]
Convertible promissory note	$ 20,000	$ 25,000	$ 10,000			$ 20,000	$ 10,000	$ 20,000		$ 15,000	$ 410,000
Conversion price | $ / shares		$ 100	$ 100			$ 100	$ 100	$ 100		$ 100	$ 100
Interest rate		8.00%	8.00%			0.08%	8.00%	8.00%		8.00%	8.00%
Number of days | integer	10	10	10			10	10	10		10	10
Grays Peak Ventures LLC [Member]
Convertible promissory note					$ 110,000
Common stock, shares issued | shares				4,712
Accrued interest					$ 7,808
Conversion price | $ / shares				$ 25
Grays Peak Ventures LLC [Member] | Subsequent Event [Member]
Convertible promissory note				$ 110,000
Common stock, shares issued | shares				4,712
Accrued interest				$ 7,809
Conversion price | $ / shares				$ 25